Investment Securities (Details Narrative) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income (loss)	$ 1,000,000		$ 0
Net impairment losses recognized in net income (loss)	1	$ 0	$ 0
Fair value, certificates of deposit	152	$ 12
OneMain [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, certificates of deposit	$ 141